Earnings Per Common Share Applicable To Common Shareholders Of MUFG (Narrative) (Details) In Thousands, unless otherwise specified	6 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Weighted average number of MUFG's common shares, Basic	14,138,985	14,133,196
Weighted average number of MUFG's common shares, Diluted	14,153,244	14,144,658
Class 11 Preferred Stock [Member]
Preferred stock conversion price	865.9	865.9